Investments (Details Textuals 29) (20% or more [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross Unrealized Loss	$ 223	$ 170
Six months or greater [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross Unrealized Loss	1,300
Percentage of gross unrealized loss	100.00%
Six months or greater [Member] | Investment Grade [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross Unrealized Loss	526
Percentage of gross unrealized loss	41.00%
Six months or greater [Member] | Below Investment Grade [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross Unrealized Loss	$ 759
Percentage of gross unrealized loss	59.00%